Related-Party and Parties-In-Interest Transactions (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment assets (at fair value)	$ 14,339,738,805	$ 12,558,192,000
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	493,014	501,941
Investment assets (at fair value)	$ 433,400,000	$ 287,400,000
Purchase price	12,800,000	8,800,000
Selling price	$ 4,900,000	$ 8,600,000